UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21128

Legg Mason Partners Variable Equity Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: September 30, 2018

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS VARIABLE EQUITY TRUST

CLEARBRIDGE VARIABLE MID CAP PORTFOLIO

FORM N-Q

SEPTEMBER 30, 2018

CLEARBRIDGE VARIABLE MID CAP PORTFOLIO

Schedule of investments (unaudited)	September 30, 2018

SECURITY	SHARES	VALUE
COMMON STOCKS - 98.2%
COMMUNICATION SERVICES - 2.3%
Entertainment - 2.3%
Live Nation Entertainment Inc.	86,100	$4,689,867	*

CONSUMER DISCRETIONARY - 12.4%
Auto Components - 2.2%
Aptiv PLC	32,700	2,743,530
Delphi Technologies PLC	57,300	1,796,928

Total Auto Components		4,540,458

Diversified Consumer Services - 2.1%
Service Corp. International	98,100	4,336,020

Household Durables - 1.2%
Mohawk Industries Inc.	14,400	2,525,040	*

Internet & Direct Marketing Retail - 1.8%
Expedia Group Inc.	28,400	3,705,632

Leisure Products - 1.9%
Hasbro Inc.	36,000	3,784,320

Specialty Retail - 3.2%
Foot Locker Inc.	46,800	2,385,864
Ross Stores Inc.	42,500	4,211,750

Total Specialty Retail		6,597,614

TOTAL CONSUMER DISCRETIONARY		25,489,084

CONSUMER STAPLES - 3.2%
Food & Staples Retailing - 3.2%
Casey’s General Stores Inc.	29,400	3,795,834
US Foods Holding Corp.	92,700	2,857,014	*

TOTAL CONSUMER STAPLES		6,652,848

ENERGY - 2.7%
Energy Equipment & Services - 1.8%
Apergy Corp.	12,560	547,114	*
Core Laboratories NV	27,300	3,162,159

Total Energy Equipment & Services		3,709,273

Oil, Gas & Consumable Fuels - 0.9%
Newfield Exploration Co.	66,500	1,917,195	*

TOTAL ENERGY		5,626,468

FINANCIALS - 14.7%
Banks - 4.7%
First Republic Bank	39,300	3,772,800
Sterling Bancorp	106,800	2,349,600
Western Alliance Bancorp	63,200	3,595,448	*

Total Banks		9,717,848

See Notes to Schedule of Investments.

CLEARBRIDGE VARIABLE MID CAP PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2018

SECURITY	SHARES	VALUE
Capital Markets - 2.9%
Affiliated Managers Group Inc.	19,700	$2,693,384
Lazard Ltd., Class A Shares	67,700	3,258,401

Total Capital Markets		5,951,785

Insurance - 5.0%
Arch Capital Group Ltd.	108,100	3,222,461	*
Hartford Financial Services Group Inc.	46,800	2,338,128
Progressive Corp.	66,600	4,731,264

Total Insurance		10,291,853

Mortgage Real Estate Investment Trusts (REITs) - 2.1%
Starwood Property Trust Inc.	204,900	4,409,448

TOTAL FINANCIALS		30,370,934

HEALTH CARE - 12.5%
Biotechnology - 3.8%
Alexion Pharmaceuticals Inc.	27,300	3,794,973	*
BioMarin Pharmaceutical Inc.	42,500	4,121,225	*

Total Biotechnology		7,916,198

Health Care Equipment & Supplies - 1.2%
Varian Medical Systems Inc.	21,800	2,440,074	*

Health Care Providers & Services - 3.6%
AmerisourceBergen Corp.	40,300	3,716,466
Premier Inc., Class A Shares	79,900	3,657,822	*

Total Health Care Providers & Services		7,374,288

Life Sciences Tools & Services - 3.9%
Bio-Rad Laboratories Inc., Class A Shares	9,700	3,036,003	*
ICON PLC	18,500	2,844,375	*
Syneos Health Inc.	42,500	2,190,875	*

Total Life Sciences Tools & Services		8,071,253

TOTAL HEALTH CARE		25,801,813

INDUSTRIALS - 17.9%
Aerospace & Defense - 4.6%
Harris Corp.	22,900	3,874,909
L3 Technologies Inc.	10,300	2,189,986
Teledyne Technologies Inc.	14,100	3,478,188	*

Total Aerospace & Defense		9,543,083

Airlines - 1.7%
Alaska Air Group Inc.	51,300	3,532,518

Building Products - 1.0%
Masonite International Corp.	32,700	2,096,070	*

See Notes to Schedule of Investments.

CLEARBRIDGE VARIABLE MID CAP PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2018

SECURITY	SHARES	VALUE
Electrical Equipment - 4.4%
Acuity Brands Inc.	14,700	$2,310,840
AMETEK Inc.	45,800	3,623,696
Rockwell Automation Inc.	16,400	3,075,328

Total Electrical Equipment		9,009,864

Machinery - 3.6%
Ingersoll-Rand PLC	39,300	4,020,390
WABCO Holdings Inc.	28,400	3,349,496	*

Total Machinery		7,369,886

Road & Rail - 1.1%
Old Dominion Freight Line Inc.	14,100	2,273,766

Trading Companies & Distributors - 1.5%
Air Lease Corp.	66,500	3,051,020

TOTAL INDUSTRIALS		36,876,207

INFORMATION TECHNOLOGY - 17.7%
Communications Equipment - 1.9%
Palo Alto Networks Inc.	17,400	3,919,524	*

Electronic Equipment, Instruments & Components - 3.2%
CDW Corp.	49,200	4,374,864
IPG Photonics Corp.	14,100	2,200,587	*

Total Electronic Equipment, Instruments & Components		6,575,451

IT Services - 3.4%
Alliance Data Systems Corp.	14,100	3,329,856
Amdocs Ltd.	56,700	3,741,066

Total IT Services		7,070,922

Semiconductors & Semiconductor Equipment - 3.0%
Lam Research Corp.	12,300	1,865,910
Xilinx Inc.	53,500	4,289,095

Total Semiconductors & Semiconductor Equipment		6,155,005

Software - 6.2%
Aspen Technology Inc.	42,000	4,784,220	*
Autodesk Inc.	22,700	3,543,697	*
Box Inc., Class A Shares	84,700	2,025,177	*
Splunk Inc.	20,700	2,502,837	*

Total Software		12,855,931

TOTAL INFORMATION TECHNOLOGY		36,576,833

MATERIALS - 4.3%
Chemicals - 1.7%
Methanex Corp.	44,800	3,543,680

See Notes to Schedule of Investments.

CLEARBRIDGE VARIABLE MID CAP PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2018

SECURITY		SHARES	VALUE
Containers & Packaging - 2.6%
Ardagh Group SA		98,300	$1,640,627
Berry Global Group Inc.		75,200	3,638,928	*

Total Containers & Packaging			5,279,555

TOTAL MATERIALS			8,823,235

REAL ESTATE - 6.2%
Equity Real Estate Investment Trusts (REITs) - 4.8%
Alexandria Real Estate Equities Inc.		33,800	4,251,702
Liberty Property Trust		55,600	2,349,100
Vornado Realty Trust		45,800	3,343,400

Total Equity Real Estate Investment Trusts (REITs)			9,944,202

Real Estate Management & Development - 1.4%
Jones Lang LaSalle Inc.		19,700	2,843,104

TOTAL REAL ESTATE			12,787,306

UTILITIES - 4.3%
Electric Utilities - 1.7%
Eversource Energy		56,700	3,483,648

Multi-Utilities - 2.6%
Ameren Corp.		51,300	3,243,186
DTE Energy Co.		18,500	2,018,905

Total Multi-Utilities			5,262,091

TOTAL UTILITIES			8,745,739

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $149,814,919)			202,440,334

	RATE
SHORT-TERM INVESTMENTS - 1.9%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class (Cost - $3,965,091)	1.930%	3,965,091	3,965,091

TOTAL INVESTMENTS - 100.1% (Cost - $153,780,010)			206,405,425
Liabilities in Excess of Other Assets - (0.1)%			(120,047)

TOTAL NET ASSETS - 100.0%			$206,285,378

*	Non-income producing security.

This Schedule of Investments is unaudited and is intended to provide information about the Portfolio’s investments as of the date of the schedule. Other information regarding the Portfolio is available in the Portfolio’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge Variable Mid Cap Portfolio (the “Portfolio”) is a separate diversified investment series of Legg Mason Partners Variable Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Shares of the Portfolio may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Portfolio holds securities or other assets that are denominated in a foreign currency, the Portfolio will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio values these securities as determined in accordance with procedures approved by the Portfolio’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments

Notes to Schedule of Investments (unaudited) (continued)

owned by the Portfolio, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common Stocks†	$202,440,334	—	—	$202,440,334
Short-Term Investments†	3,965,091	—	—	3,965,091

Total Investments	$206,405,425	—	—	$206,405,425

†	See Schedule of Investments for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Variable Equity Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	November 20, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	November 20, 2018

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	November 20, 2018